Equity (Tables)	9 Months Ended
Sep. 30, 2015
Equity
Schedule of changes in the number of units outstanding

	Common	Subordinated	Total
Balance at December 31, 2014	4,702,665	3,135,109	7,837,774
Issuance of units in connection with the May 2015 offering	3,000,000	—	3,000,000
Unit-based compensation awards	5,050	—	5,050
Issuance of units in connection with the Fund E acquisition	1,998,852	—	1,998,852
Balance at September 30, 2015	9,706,567	3,135,109	12,841,676

Schedule of quarterly distributions related to quarterly financial results

Quarter Ended	Declaration Date	Distribution Date	Distribution Per Unit	Total Distribution
December 31, 2014 (1)	January 26, 2015	February 13, 2015	$0.1344	$1,053,533
March 31, 2015	April 23, 2015	May 14, 2015	$0.2975	$2,332,038
June 30, 2015	July 21, 2015	August 14, 2015	$0.3075	$3,334,168
September 30, 2015 (2)	October 22, 2015	November 13, 2015	$0.3175	$4,077,232

(1)

This was the first distribution declared by the Partnership and corresponded to the minimum quarterly distribution of $0.2875 per unit, or $1.15 per unit annually. The amount was prorated for the 43-day period that the Partnership was public following the closing of its IPO on November 19, 2014. The distribution was paid on February 13, 2015, to unitholders of record as of February 6, 2015.

(2)

On October 22, 2015, the board of directors of our General Partner declared a quarterly cash distribution of $0.3175 per unit, or $1.27 per unit on an annualized basis, for the quarter ended September 30, 2015.  This distribution was paid on November 13, 2015 to unitholders of record as of November 3, 2015.